IMPAIRMENT TESTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of impairment loss and reversal of impairment loss [abstract]
Schedule of Goodwill Impairment Assumptions	The key assumptions used are as follows:
	As of December 31,
	2016	2017	2018
Terminal growth rate	0.5%	0.9%	1.0%
After-tax discount rate	9.8%	9.3%	9.5%
Pre-tax discount rate	11.9%	11.2%	11.5%